Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses
6.	Accrued Expenses
Accrued expenses consisted of the following:

	December 31, 2020	December 31, 2019
	(In thousands)
Accrued consultant fees	$278	$268
Accrued employee compensation	3,231	711
Accrued professional fees	523	—
Accrued other	348	184

	$4,380	$1,163